Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net Income / ( Loss )	$ (313,574)	$ (726,777)	$ (2,555,983)	$ (2,810,017)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,443	11,763	41,437	52,444
Gain on debt settlement	(22,221)
Share based compensation				353,140
Bad debt expense			128,463	50,000
Gain on disposal of fixed assets				(2,389)
Financing fees and debt discount	68,010		86,756	447,672
Change in derivative liability	130,994	253,576	269,732	116,259
Changes in assets and liabilities:
(Increase) decrease in right of use asset	51,135		(822,284)
(Increase) decrease in lease liability	(48,514)		831,857
(Increase) decrease in accounts receivable	67,694	(54,359)	(909,460)	(297,764)
(Increase) decrease in inventory	106,747	(32,010)	81,690	142,653
(Increase) decrease in other assets				(1,171)
(Decrease) increase in accounts payable	115,841	89,435	430,988	36,901
Other (Decrease) increase in accrued expenses	91,300	118,195	35,320	169,152
Other (Decrease) increase in accrued expenses related party	23,889		199,151
Other (Decrease) increase in deferred revenue	(14,750)	14,750	14,750	33,000
Other (Decrease) increase in customer deposits	(226,500)	(6,585)	(56,585)	267,221
Net Cash Provided by (Used In) Operating Activities	39,493	(332,012)	(2,224,168)	(1,442,899)
Cash Flows from Investing Activities
Purchase property plant and equipment			(8,000)
Cash Flows Used In Investing Activities			(8,000)
Cash Flows from Financing Activities
Bank Overdraft / (Repayment)	(1,480)	373	(4,370)	(5,013)
Payments on notes payable			(277,685)	(218,295)
Payments on notes payable related party			(375,000)
Proceeds from notes payable and lines of credit	271,040	326,215	598,024	755,868
Proceeds from notes payable related party	60,000		192,950
Stock issued for cash	125,000		2,099,199	907,377
Cash Flows Provided By Financing Activities	454,560	326,588	2,233,118	1,439,937
Net (Decrease) Increase in Cash and Cash Equivalents	494,053	(5,424)	950	(2,962)
Cash and Cash Equivalents at Beginning of Period	7,406	6,456	6,456	9,418
Cash and Cash Equivalents at End of Period	501,459	1,032	7,406	6,456
Supplemental Cashflow Information:
Interest Paid	75,040	106,368	543,220	328,862
Taxes Paid
Supplemental Non-Cash Disclosure
Discount on derivatives	134,961	138,000
Shares issued for Services				353,140
Shares issued for Accounts payable paid in shares				35,368
Shares issued for preferred conversions	80,000		80,000
Shares issued for debt conversion conversions	$ 34,000
Shares issued for note conversions				$ 171,635